AB Sustainable Global Thematic Fund

Portfolio of Investments

April 30, 2019 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 94.3%
Health Care - 19.6%
Biotechnology - 0.3%
Abcam PLC	142,723	$2,425,024

Health Care Equipment & Supplies - 6.2%
Abbott Laboratories	217,860	17,332,942
Danaher Corp.	149,603	19,813,421
Koninklijke Philips NV	240,240	10,316,800
West Pharmaceutical Services, Inc.	127,723	15,810,830

		63,273,993

Health Care Providers & Services - 4.2%
Apollo Hospitals Enterprise Ltd.	1,284,740	22,529,547
UnitedHealth Group, Inc.	87,477	20,388,264

		42,917,811

Health Care Technology - 1.2%
Medidata Solutions, Inc. (a)(b)	134,915	12,188,221

Life Sciences Tools & Services - 7.4%
Bio-Rad Laboratories, Inc.-Class A (a)	70,240	21,137,323
Bruker Corp.	359,784	13,887,663
Gerresheimer AG	225,450	16,985,960
ICON PLC (a)	65,670	8,969,209
Tecan Group AG	63,900	14,425,483

		75,405,638

Pharmaceuticals - 0.3%
Vectura Group PLC (a)	3,530,270	3,359,389

		199,570,076

Financials - 15.5%
Banks - 3.9%
Bank Mandiri Persero Tbk PT	20,899,500	11,386,128
Credicorp Ltd. (b)	74,360	17,615,884
HDFC Bank Ltd.	315,390	10,508,428

		39,510,440

Capital Markets - 5.8%
Charles Schwab Corp. (The)	356,725	16,330,870
MSCI, Inc.-Class A	112,070	25,258,337
Partners Group Holding AG	23,044	17,381,275

		58,970,482

Consumer Finance - 1.0%
Bharat Financial Inclusion Ltd. (a)	730,268	10,543,896

Insurance - 3.0%
AIA Group Ltd.	1,951,000	19,977,139
Prudential PLC	472,050	10,725,624

		30,702,763

Thrifts & Mortgage Finance - 1.8%
Housing Development Finance Corp., Ltd.	633,313	18,173,593

		157,901,174

Company	Shares	U.S. $ Value
Information Technology - 15.1%
Electronic Equipment, Instruments & Components - 2.3%
Horiba Ltd.	173,200	$10,490,234
Keyence Corp.	21,500	13,433,058

		23,923,292

IT Services - 3.4%
Visa, Inc. - Class A (b)	161,335	26,528,314
Wirecard AG	51,750	7,817,737

		34,346,051

Semiconductors & Semiconductor Equipment - 3.0%
Infineon Technologies AG	767,063	18,183,686
NVIDIA Corp.	70,639	12,785,659

		30,969,345

Software - 4.8%
Dassault Systemes SE	112,810	17,864,927
Microsoft Corp.	157,480	20,566,888
SailPoint Technologies Holding, Inc. (a)	362,970	10,257,532

		48,689,347

Technology Hardware, Storage & Peripherals - 1.6%
Apple, Inc.	80,289	16,111,594

		154,039,629

Industrials - 14.1%
Aerospace & Defense - 1.4%
Hexcel Corp.	201,819	14,270,622

Building Products - 2.5%
Kingspan Group PLC	483,545	25,425,103

Commercial Services & Supplies - 1.3%
China Everbright International Ltd.	13,684,740	13,418,450

Electrical Equipment - 3.8%
Schneider Electric SE	194,170	16,433,768
Vestas Wind Systems A/S	251,060	22,716,879

		39,150,647

Industrial Conglomerates - 1.4%
Siemens AG	118,304	14,184,912

Machinery - 2.6%
Xylem, Inc./NY (b)	311,718	25,997,281

Professional Services - 1.1%
Recruit Holdings Co., Ltd.	357,600	10,768,716

		143,215,731

Consumer Discretionary - 9.1%
Auto Components - 1.7%
Aptiv PLC (b)	207,582	17,789,777

Company	Shares	U.S. $ Value
Diversified Consumer Services - 1.7%
Bright Horizons Family Solutions, Inc. (a)	131,220	$16,815,843

Internet & Direct Marketing Retail - 4.7%
Alibaba Group Holding Ltd. (Sponsored ADR) (a)(b)	90,240	16,745,837
Amazon.com, Inc. (a)	10,437	20,107,089
Etsy, Inc. (a)	162,530	10,977,276

		47,830,202

Textiles, Apparel & Luxury Goods - 1.0%
EssilorLuxottica SA	84,333	10,275,015

		92,710,837

Consumer Staples - 7.1%
Food Products - 2.0%
Kerry Group PLC - Class A	182,570	20,436,107

Household Products - 3.5%
Procter & Gamble Co. (The)	139,220	14,824,146
Unicharm Corp.	612,200	20,203,705

		35,027,851

Personal Products - 1.6%
Unilever PLC	270,120	16,373,345

		71,837,303

Utilities - 4.8%
Multi-Utilities - 1.0%
Suez (b)	750,860	10,548,117

Water Utilities - 3.8%
American Water Works Co., Inc.	223,601	24,191,392
Beijing Enterprises Water Group Ltd. (a)	22,454,000	13,932,560

		38,123,952

		48,672,069

Materials - 4.4%
Chemicals - 4.4%
Ecolab, Inc.	130,679	24,055,390
Koninklijke DSM NV	177,140	20,259,793

		44,315,183

Communication Services - 2.9%
Interactive Media & Services - 2.9%
Alphabet, Inc. - Class C (a)	15,321	18,208,702
Tencent Holdings Ltd.	226,300	11,153,793

		29,362,495

Real Estate - 1.7%
Equity Real Estate Investment Trusts (REITs) - 1.7%
SBA Communications Corp. (a)	82,790	16,866,807

Total Common Stocks (cost $697,266,647)		958,491,304

Company	Shares	U.S. $ Value
SHORT-TERM INVESTMENTS - 5.7%
Investment Companies - 5.7%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 2.37% (c)(d)(e) (cost $57,384,531)	57,384,531	$57,384,531

Total Investments Before Security Lending Collateral for Securities Loaned - 100.0% (cost $754,651,178)		1,015,875,835

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 0.0%
Investment Companies - 0.0%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 2.37% (c)(d)(e) (cost $308,672)	308,672	308,672

Total Investments - 100.0% (cost $754,959,850) (f)		1,016,184,507
Other assets less liabilities - 0.0%		386,177

Net Assets - 100.0%		$1,016,570,684

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	6,218	ZAR	90,324	6/18/19	$62,270
Barclays Bank PLC	USD	13,638	KRW	15,339,787	5/16/19	(459,789)
Barclays Bank PLC	USD	3,406	RUB	225,797	5/16/19	82,718
Barclays Bank PLC	USD	10,332	TWD	318,473	6/10/19	(20,729)
Barclays Bank PLC	CHF	2,000	USD	2,006	6/17/19	34,494
Barclays Bank PLC	EUR	87,760	USD	99,483	6/17/19	666,714
Barclays Bank PLC	USD	26,012	CAD	34,854	6/17/19	34,766
Barclays Bank PLC	USD	2,416	GBP	1,821	6/17/19	(35,947)
Barclays Bank PLC	INR	4,010,851	USD	56,670	7/16/19	(318,860)
Barclays Bank PLC	USD	5,678	INR	396,025	7/16/19	(50,739)
Barclays Bank PLC	USD	8,706	CNY	58,638	7/25/19	(862)
BNP Paribas SA	GBP	1,960	USD	2,556	6/17/19	(6,281)
BNP Paribas SA	HKD	50,986	USD	6,512	6/17/19	8,107
BNP Paribas SA	JPY	1,341,856	USD	12,188	6/17/19	96,774
Citibank, NA	BRL	29,784	USD	7,584	5/03/19	(11,412)
Citibank, NA	USD	7,549	BRL	29,784	5/03/19	46,592
Citibank, NA	USD	7,564	BRL	29,784	6/04/19	12,829
Citibank, NA	JPY	987,267	USD	8,954	6/17/19	57,727
Citibank, NA	SEK	19,704	USD	2,111	6/17/19	28,682
Citibank, NA	USD	17,463	AUD	24,693	6/17/19	(36,595)
Citibank, NA	USD	19,605	GBP	14,958	6/17/19	(52,534)
Citibank, NA	USD	25,045	JPY	2,763,060	6/17/19	(146,907)
Citibank, NA	USD	2,764	MXN	54,520	6/17/19	91,006
Goldman Sachs Bank USA	AUD	5,033	USD	3,549	6/17/19	(3,317)
Goldman Sachs Bank USA	USD	2,404	CAD	3,193	6/17/19	(17,416)
JPMorgan Chase Bank, NA	USD	2,017	TWD	62,058	6/10/19	(7,271)
Natwest Markets PLC	BRL	29,784	USD	7,549	5/03/19	(46,592)
Natwest Markets PLC	USD	7,681	BRL	29,784	5/03/19	(84,816)
Natwest Markets PLC	PEN	6,586	USD	1,992	5/23/19	1,552
Natwest Markets PLC	PEN	47,835	USD	14,394	5/23/19	(59,674)
Natwest Markets PLC	EUR	4,742	USD	5,374	6/17/19	34,148

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Natwest Markets PLC	USD	8,427	SEK	77,586	6/17/19	$(227,779)
Standard Chartered Bank	CNY	116,653	USD	17,339	7/25/19	21,794
State Street Bank & Trust Co.	CHF	2,230	USD	2,229	6/17/19	31,185
State Street Bank & Trust Co.	EUR	4,171	USD	4,714	6/17/19	17,578
State Street Bank & Trust Co.	EUR	2,259	USD	2,528	6/17/19	(15,152)
State Street Bank & Trust Co.	JPY	433,937	USD	3,919	6/17/19	8,532
State Street Bank & Trust Co.	USD	2,013	CAD	2,688	6/17/19	(3,945)
State Street Bank & Trust Co.	USD	14,104	EUR	12,339	6/17/19	(210,292)
State Street Bank & Trust Co.	USD	1,436	NOK	12,435	6/17/19	7,554
State Street Bank & Trust Co.	USD	2,035	SEK	19,239	6/17/19	(1,688)
UBS AG	EUR	7,138	USD	8,166	6/17/19	129,053
UBS AG	USD	2,211	AUD	3,082	6/17/19	(36,072)

						$(380,594)

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of April 30, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $279,602,294 and gross unrealized depreciation of investments was $(18,758,231), resulting in net unrealized appreciation of $260,844,063.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CNY	-	Chinese Yuan Renminbi
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
PEN	-	Peruvian Sol
RUB	-	Russian Ruble
SEK	-	Swedish Krona
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

ADR	-	American Depositary Receipt

Country Breakdown1

April 30, 2019 (unaudited)

44.6%	United States
6.1%	India
5.6%	Germany
5.5%	China
5.4%	France
5.4%	Japan
5.4%	Ireland
3.2%	United Kingdom
3.1%	Switzerland
3.0%	Netherlands
2.2%	Denmark
2.0%	Hong Kong
1.7%	Peru
1.1%	Indonesia
5.7%	Short-Term

100.0%	Total Investments

[1]	All data are as of April 30, 2019. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time.

AB Sustainable Global Thematic Fund

April 30, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2019:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Health Care	$131,952,897		$67,617,179		$	– 0	–	$199,570,076
Financials	69,713,519		88,187,655			– 0	–	157,901,174
Information Technology	86,249,987		67,789,642			– 0	–	154,039,629
Industrials	82,126,774		61,088,957			– 0	–	143,215,731
Consumer Discretionary	82,435,822		10,275,015			– 0	–	92,710,837
Consumer Staples	35,260,253		36,577,050			– 0	–	71,837,303
Utilities	34,739,509		13,932,560			– 0	–	48,672,069
Materials	24,055,390		20,259,793			– 0	–	44,315,183
Communication Services	18,208,702		11,153,793			– 0	–	29,362,495
Real Estate	16,866,807		– 0	–		– 0	–	16,866,807
Short-Term Investments	57,384,531		– 0	–		– 0	–	57,384,531
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	308,672		– 0	–		– 0	–	308,672

Total Investments in Securities	639,302,863		376,881,644	(a)		– 0	–	1,016,184,507
Other Financial Instruments (b):
Assets:
Forward Currency Exchange Contracts	– 0	–	1,474,075			– 0	–	1,474,075
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(1,854,669)			– 0	–	(1,854,669)

Total	$639,302,863		$376,501,050		$	– 0	–	$1,015,803,913

(a)

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended April 30, 2019 is as follows:

Fund	Market Value 7/31/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 4/30/19 (000)	Dividend Income (000)
Government Money Market Portfolio	$42,108	$173,741	$158,464	$57,385	$625
Government Money Market Portfolio*	270	49,314	49,275	309	62

Total	$42,378	$223,055	$207,739	$57,694	$687

*	Investments of cash collateral for securities lending transactions.